Other Assets - Additional Information (Detail) - Thera Neuropharma, Inc [Member]	6 Months Ended
Jun. 30, 2016 USD ($) $ / shares
Other Assets [Line Items]
Cost method ownership percentage threshold	20.00%
Term of warrant	5 years
Common stock, warrants per share | $ / shares	$ 0.001
Other Assets [Member]
Other Assets [Line Items]
Investment value	$ 4,500
Value of warrant	$ 4,500